                                               MORGAN STANLEY
                                                DEAN WITTER
--------------------------------------------------------------

DIRECTORS                              OFFICERS
Barton M. Biggs                        Harold J. Schaaff, Jr.
CHAIRMAN OF THE BOARD                  PRESIDENT
  Chairman, Director and Managing      Stefanie V. Chang
  Director, Morgan Stanley Dean        VICE PRESIDENT
  Witter Investment Management Inc.
  and Morgan Stanley Dean Witter
  Investment Management Limited;
  Managing Director, Morgan Stanley    Arthur J. Lev
  & Co. Incorporated                   VICE PRESIDENT
John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.
Gerard E. Jones                        Joseph P. Stadler
Partner, Richards & O'Neil, LLP        VICE PRESIDENT
Graham E. Jones
Senior Vice President,
BGK Properties
John A. Levin                          Mary E. Mullin
Chairman and Chief                     SECRETARY
Executive Officer,
John A. Levin & Co., Inc.
Andrew McNally IV
Managing Director                      Belinda A. Brady
Hammond Kennedy Whitney                TREASURER
William G. Morton, Jr.
Chairman and Chief
Executive Officer,
Boston Stock Exchange                  Robin L. Conkey
Samuel T. Reeves                       ASSISTANT TREASURER
Chief Executive Officer,
Pinnacle Trading, L.L.C.
Fergus Reid
Chairman and Chief Executive
Officer, LumeLite Plastics
Corporation
Frederick O. Robertshaw, Esq.
INVESTMENT ADVISER AND
ADMINISTRATOR
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
DISTRIBUTOR
Morgan Stanley & Co., Incorporated
1221 Avenue of the Americas
New York, New York 10020
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

FOR CURRENT PERFORMANCE, CURRENT NET ASSET VALUE, OR FOR ASSISTANCE
 WITH YOUR ACCOUNT, PLEASE CONTACT THE FUND AT (800) 548-7786 OR
 VISIT OUR WEBSITE AT WWW.MSDW.COM/IM

                           MORGAN STANLEY DEAN WITTER
                          STRATEGIC ADVISER FUND, INC.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter................    1

Managers' Reports and Portfolio of
  Investments by Portfolio:

  Conservative Portfolio..........    3

  Moderate Portfolio..............    6

  Aggressive Portfolio............    9

Statement of Assets and
Liabilities.......................   12

Statement of Operations...........   13

Statement of Changes in Net
Assets............................   14

Financial Highlights..............   15

Notes to Financial Statements.....   18

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. To receive a prospectus, which contains more complete information such as charges, expenses, risk considerations and describes in detail each of the Portfolio's investment policies to the prospective investor please call 1(800) 548-7786. Please read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PRESIDENT'S LETTER

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:
We are pleased to present the Fund's Semi-Annual Report for the six months ended June 30, 2000. Our Fund offers three Portfolios that are intended to provide investors a range of asset allocation strategies designed to accommodate different investors' philosophies, goals and risk tolerances. Set forth below is a general market review for the first half of 2000.

MARKET REVIEW

Global equity and bond markets experienced a volatile first half of 2000. The equity market euphoria of late 1999 continued into the first weeks of 2000, as Y2K passed uneventfully and growth seemed to remain strong. However, rising interest rates in the U.S. and increasing inflation fears finally caught up to the market in March. In the ensuing hostile market environment, highly priced new economy stocks suffered most, and global equities fell 10.5% from the peak before stabilizing in June. Global equities finished the first half with returns of -2.6% (based on the MSCI World Index). The S&P 500 Index returned -0.4% for the first half. The MSCI EAFE Index also fared poorly, returning -4.1%, as Japanese economic performance disappointed investors, and the Euro continued to weaken. The weakness of non-U.S. stock market performance in the first half was exacerbated by the continued fall of the Euro, which fell from parity versus the U.S. dollar to 0.88 before regaining ground to 0.95 by the end of the second quarter. The strong performers of 1999 were also hard hit by the contagion of technology volatility from the United States. Japan fell 5.4%, while non-Japan Asia fell 14.2%. The expected growth slowdown in the U.S. led investors to fear weaker global demand for Asia's exports, particularly technology-related products. Emerging markets, which had seen a strong 1999 on better economic growth faltered as well, being negatively affected by the hostile environment in the U.S., returning -8.0%. European stocks performed relatively better, returning -3.1%, despite weaker currencies, as the economy remained resilient and inflation dormant. Although economic fundamentals in the non-U.S. regions were positive throughout the second quarter, capital markets worldwide continue to be strongly influenced by U.S. fundamentals and sentiment.

Fixed income faced a challenging first half amidst fears of more Fed tightening and increasing inflation. Anticipation of economic slowdown was reflected in the U.S. bond market. As interest rates peaked, spreads began to widen in anticipation of a recession-driven deterioration of credit quality. The announcement of Treasury bond buy-backs further intensified the situation by creating a supply shortfall at the long end of the Treasury curve. Treasuries (+5.4%) outperformed corporates (+2.4%), mortgages (+4.3%), and high yield debt (-1.4%). However, signs of a potential soft landing in June helped to stabilize the market. The Lehman Brothers Aggregate Bond Index returned 4.0% in the first half, outperforming equities. A surprising exception to the trend of widening spreads experienced during the first half of the year was emerging market debt (+8.1%), which outperformed due to improving economic performance of developing countries.

As the equity market turned, in March, a rotation of leadership also took place. Growth stocks, which had dominated the market since 1994, lost ground to value stocks. As inflation continued to rise and the Federal Reserve made clear its goal to slow the U.S. economy, fears of profit disappointments drove investors to revalue overpriced growth stocks. The technology sector, the most overpriced growth segment, fell 26% from peak to trough globally during this period. In this environment of expected slowing growth, defensive sectors, such as health care and utilities, outperformed other sectors.

--------------------------------------------------------------------------------

MARKET OUTLOOK

We are now in a period of synchronized global growth, similar to the global boom economy of 1986-1987. While the growth environment is beneficial for corporate earnings, the attendant inflationary pressures have caused central banks to embark on a tightening trend. Recent data in the U.S. indicates that the tighter monetary environment has begun to have a real impact on the economy. After several quarters of strong and resilient growth at a 5-6% pace, the economy is showing signs of slowing to a more sustainable level. Inflation, which had begun to rear its head in both headline and core CPI, now shows signs of moderating. Although markets have now priced in a soft landing scenario, we remain cautious and await further economic data. In the last two years, a second quarter slowdown has been followed by re-acceleration in the third quarter. Unit labor cost pressures have been low, despite the tightest labor market in over 20 years, but may already be rising. Strong growth would put further pressure on the tight labor market, and accelerate labor cost pressures. In this event, we would expect that the Fed, ever vigilant in its fight against inflation, would be forced to raise interest rates further, and perhaps force a harder landing than many now expect. Although the economic backdrops in Europe and Asia are strikingly different than that of the U.S., foreign markets continue to take their cue from the U.S. capital markets. In this way, economic policy in the U.S. has a disproportionate effect on global equity markets.

On a global basis, equity valuations are below their highs, but remain very extended. This is particularly true for the U.S. and Europe, and for select sectors such as Technology and Telecom. Fixed income real yields are at fair value, after rallying in June. As the economy in the U.S. cools, bonds will benefit from a better inflation outlook, and remain sheltered from the impact of potentially slowing earnings.

Portfolio manager commentary, performance statistics and other useful information for each of the Fund's Portfolios are presented later in this Report. We hope you find the enclosed Report informative. As always we very much appreciate your continued support of the Fund.

Sincerely,

/s/ Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.
PRESIDENT

July 2000

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT JUNE 30, 2000)
-----------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income           77.3%
U.S. Equity                 14.5%
International Equity         2.4%
International Fixed Income   1.9%
Other                        3.9%

PERFORMANCE COMPARED TO THE LEHMAN 1-3 YEAR
GOVERNMENT BOND INDEX AND THE COMPOSITE INDEX(1)
-----------------------------------------------

                                     TOTAL RETURNS(2)
                           -------------------------------------
                                        ONE      AVERAGE ANNUAL
                             YTD        YEAR     SINCE INCEPTION
                           --------   --------   ---------------
PORTFOLIO--CLASS A.......   1.29%      6.03%          7.08%
PORTFOLIO--CLASS B.......   1.19       5.88           6.80
LEHMAN 1-3 YEAR
  GOVERNMENT BOND
  INDEX..................   3.00       4.85           5.18
COMPOSITE INDEX..........   1.97       4.88           7.76

1.The Lehman 1-3 Year Government Bond Index is comprised of government agency and treasury securities with maturities of 1-3 years. The Composite Index is comprised of 70% of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

2.Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
----------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Conservative Portfolio seeks the highest level of long-term total return that is consistent with a relatively conservative level of risk. The Portfolio invests primarily in certain fixed income portfolios, and, to a lesser degree, certain equity portfolios of the Morgan Stanley Dean Witter Institutional
Fund, Inc. ("MSDWIF") Class A shares and the MAS Funds Institutional Class shares. The Portfolio's assets are normally allocated within the ranges of 75%-85% fixed income and 15%-25% equities. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying Funds.

For the six months ended June 30, 2000, the Portfolio had a total return 1.29% for the Class A shares and 1.19% for the Class B shares compared to 3.00% for the Lehman 1-3 Year Government Bond Index (the "Lehman Index") and 1.97% for the Composite Index. For the one year ended June 30, 2000, the Portfolio had a total return of 6.03% for the Class A shares and 5.88% for the Class B shares compared to 4.85% for the Lehman Index and 4.88% for the Composite Index. For the period from inception on December 31, 1997 through June 30, 2000, the Portfolio had an average annual total return of 7.08% for the Class A shares and 6.80% for the Class B shares compared to 5.18% for the Lehman Index and 7.76% for the Composite Index.

Our asset allocation during the first half of 2000 began with an overweight in equities and ended in more of a neutral allocation to equity and fixed income. We started the year with a strong growth orientation within equities, then began increasing exposure to value late in the first quarter. We also held a small opportunistic position in non-U.S. equities. As of June 30, our allocation to U.S. equity funds was 14.5%, our allocation to non-U.S. equities funds was 2.4%. Our allocation to

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO (CONT.)
high yield funds and emerging market debt funds was 10.1%, while our allocation to high quality U.S. fixed income funds was 69.1%.

The underperformance of the Portfolio was due to both security selection within the underlying mutual funds and to allocation decisions. The primary driver of underperformance was our opportunistic allocation away from U.S. equities to non-U.S. markets. Although economic fundamentals in the non-U.S. area were stronger than those in the U.S., these markets suffered far worse during market gyrations. The MSDWIF Active International Allocation Portfolio fell 6.8% year-to-date, through June 30, as Japan faltered and European currencies weakened. The MSDWIF Asian Equity Portfolio (-9.73%) and the MSDWIF Emerging Markets Portfolio (-4.77%) also stagnated as investors feared a slowing
U.S. economy would stall these markets' economic recovery, and higher
U.S. interest rates crowded out investment in risky emerging countries. The year started with a 2% position in the MSDWIF Emerging Markets Portfolio, which was gradually eliminated by June 30, and we still maintain the near 1% position in MSDWIF Asian Equity Portfolio which we initiated in the first quarter. On the security selection side, the MSDWIF U.S. Equity Plus Portfolio was a significant contributor to underperformance, returning -2.19% year-to-date, lagging the -0.4% return for the S&P 500 Index. The MAS Limited Duration Portfolio, which represented nearly 70% of the Portfolio, underperformed its benchmark, returning 2.7%, behind the Lehman Index, which rose 3.0%. The MAS High Yield Portfolio also lagged returning -1.7% relative to -1.4% for the Salomon High Yield Market Index.

Several allocation and security selection strategies partially offset the negative effects described above. These included opportunistic allocations to the MSDWIF Emerging Markets Debt Portfolio (+7.0%), which outperformed
U.S. bonds, the MAS Mid Cap Growth Portfolio (+5.6%), the MAS Mid Cap Value Portfolio (+6.4%), and the MAS Small Cap Growth Portfolio (+4.1%), which outperformed large cap strategies. On the security selection side, the MSDWIF Equity Growth Portfolio (+6.1%) and the MSDWIF Value Equity Portfolio (+2.9%) both outperformed the S&P 500 Index (-0.4%).

Our investment strategy continues to have a neutral position in overall equity exposure, with a slightly higher growth orientation relative to our increased positions in value. Within U.S. equities, we are holding core positions in MSDWIF Equity Growth and MSDWIF Value Equity Portfolios, and opportunistic positions in MAS Mid Cap Growth and MAS Mid Cap Value Portfolios. The overvaluation in the U.S. equity market remains concentrated in large cap growth sectors and we find mid and small cap stocks to be more attractive on a relative basis. We maintain an opportunistic allocation to non-U.S. equity markets as we expect the positive fundamentals in these markets to be recognized by the markets later this year. Within U.S. fixed income, we remain primarily short duration. Although U.S. spread products represent attractive value, we are wary that a slowing U.S. economy could continue to pressure corporate debt quality. We are more bullish on emerging market debt relative to U.S. high yield debt, as emerging markets continue to show better economic fundamentals.

Francine J. Bovich
PORTFOLIO MANAGER

July 2000

--------------------------------------------------------------------------------
Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2000
--------------------------------------------------------------------------------

CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                           VALUE
SHARES                                                                     (000)
---------------------------------------------------------------------------------

INVESTMENTS (96.1%)
U.S. FIXED INCOME FUNDS (77.3%)
 29,922    MAS High Yield Portfolio, Institutional Class ..............    $  249
209,364    MAS Limited Duration Portfolio, Institutional Class ........     2,108
                                                                           ------
                                                                            2,357
                                                                           ------
INTERNATIONAL FIXED INCOME FUNDS (1.9%)
 17,800    MSDWIF Emerging Markets Debt Portfolio, Class A.............        57
                                                                           ------

U.S. EQUITY FUNDS (14.5%)
  1,842    MAS Mid Cap Growth Portfolio, Institutional Class ..........        61
  3,363    MAS Mid Cap Value Portfolio, Institutional Class ...........        79
  6,335    MSDWIF Equity Growth Portfolio, Class A.....................       168
  6,512    MSDWIF U.S. Equity Plus Portfolio, Class A..................        79
  5,617    MSDWIF Value Equity Portfolio, Class A......................        55
                                                                           ------
                                                                              442
                                                                           ------
INTERNATIONAL EQUITY FUNDS (2.4%)
  3,220    MSDWIF Active International Allocation Portfolio,
             Class A...................................................        43
  2,383    MSDWIF Asian Equity Portfolio, Class A......................        31
                                                                           ------
                                                                               74
                                                                           ------
TOTAL INVESTMENTS (96.1%) (Cost $2,956)................................     2,930
OTHER ASSETS AND LIABILITIES -- NET (3.9%).............................       119
                                                                           ------
NET ASSETS (100%)......................................................    $3,049
                                                                           ======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO

COMPOSITION OF NET ASSETS (AT JUNE 30, 2000)
-----------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income           47.0%
U.S. Equity                 34.4%
International Equity        15.6%
International Fixed Income   1.0%
Other                        2.0%

PERFORMANCE COMPARED TO THE S&P 500 INDEX
AND THE COMPOSITE INDEX(1)
-----------------------------------------

                                    TOTAL RETURNS(2)
                       -------------------------------------------
                                                       AVERAGE
                                                       ANNUAL
                            YTD        ONE YEAR    SINCE INCEPTION
                       -------------   ---------   ---------------
PORTFOLIO--CLASS A...          0.28%     9.34%         10.26%
PORTFOLIO--CLASS B...          0.19      9.09           9.98
S&P 500 INDEX........         -0.42      7.25          19.18
COMPOSITE INDEX......          0.52      6.87          11.47

1. The S&P 500 Index is comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation. The Composite Index is comprised of 40% of the Lehman Intermediate Government/Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
----------------------------------------------------------
THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Moderate Portfolio seeks the highest level of long-term total return consistent with a relatively moderate level of risk primarily through investment in a mix of fixed income and equity portfolios of the Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") Class A shares and the MAS Funds Institutional Class shares. The Portfolio's assets are normally allocated within the range of 45%-55% equities and 45%-55% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying Funds.

For the six months ended June 30, 2000, the Portfolio had a total return of 0.28% for the Class A shares and 0.19% for the Class B shares compared to -0.42% for the S&P 500 Index and 0.52% for the Composite Index. For the one year ended June 30, 2000, the Portfolio had a total return of 9.34% for the Class A shares and 9.09% for the Class B shares compared to 7.25% for the S&P 500 Index and 6.87% for the Composite Index. For the period from inception on December 31, 1997 through June 30, 2000, the Portfolio had an average annual total return of 10.26% for the Class A shares and 9.98% for the Class B shares compared to 19.18% for the S&P 500 Index and 11.47% for the Composite Index.

Our asset allocation during the first half of 2000 began with an overweight in equities and ended in more of a neutral allocation to equity and fixed income. We started the year with a strong growth orientation within equities, then began increasing exposure to value late in the first quarter. We also maintained our overweight position in non-U.S. equities. As of June 30, our allocation to U.S. equity funds was 34.4%, and our allocation to non-U.S. equities funds was 15.6%. Our allocation to high

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO (CONT.)
yield and emerging market debt funds was 9.7%, while our allocation to high quality U.S. fixed income funds was 38.3%.

The underperformance of the Portfolio was due to both security selection within the underlying funds and to allocation decisions. The primary driver of underperformance was our overweight to non-U.S. equity markets. Although economic fundamentals in the non-U.S. area were stronger than those in the U.S., these markets suffered far worse during market gyrations. The MSDWIF Active International Allocation Portfolio fell 6.8% year-to-date through June 30, as Japan faltered and European currencies weakened. The MSDWIF Asian Equity Portfolio (-9.73%) and the MSDWIF Emerging Markets Portfolio (-4.77%) also stagnated as investors feared a slowing U.S. economy would stall these markets' economic recovery, and higher U.S. interest rates crowded out investment in risky emerging countries. The year started with a 2.7% position in MSDWIF Emerging Markets Portfolio, which was gradually eliminated by June 30, and we added a 1% position in MSDWIF Asian Equity Portfolio during the first quarter. On the security selection side, the MSDWIF U.S. Equity Plus Portfolio was a significant contributor to underperformance, returning -2.19% year-to-date, lagging the -0.4% return for the S&P 500. The MAS Intermediate Duration Portfolio, which represented nearly 38% of the Portfolio, underperformed its benchmark, returning 2.0%, behind the Lehman Intermediate Government/ Corporate Bond Index, which rose 3.2%. The MAS High Yield Portfolio also lagged, returning -1.7% relative to -1.4% for the Salomon High Yield Market Index.

Several allocation and security selection strategies partially offset the negative effects described above. These included opportunistic allocations to the MSDWIF Emerging Markets Debt Portfolio (+7.0%), which outperformed U.S. bonds, a new position in the MAS Mid Cap Value Portfolio (+6.4%), and a reduced position in the MAS Small Cap Growth Portfolio (+4.1%), both of which outperformed large cap strategies. On the security selection side, the MSDWIF Equity Growth Portfolio (+6.1%) and the MSDWIF Value Equity Portfolio (+2.9%) both outperformed the S&P 500 Index (-0.4%).

Our investment strategy continues to have a neutral position in overall equity exposure, with a slightly higher growth orientation relative to our increased positions in value. Within U.S. equities, we are holding core positions in MSDWIF Equity Growth and MSDWIF Value Equity Portfolios, and opportunistic positions in the MAS Small Cap Growth and MAS Mid Cap Value Portfolios. The overvaluation in the U.S. equity market remains concentrated in large cap growth sectors and we find mid and small cap stocks to be more attractive on a relative basis. We maintain an overweight to non-U.S. equity markets, including an opportunistic allocation to developing markets, as we expect the positive fundamentals in these markets to be recognized by the markets later this year. Within U.S. fixed income, we remain primarily medium term duration. Although U.S. spread products represent attractive value, we are wary that a slowing
U.S. economy could continue to pressure corporate debt quality. We are more bullish on emerging market debt relative to U.S. high yield debt, as emerging markets continue to show better economic fundamentals.

Francine J. Bovich
PORTFOLIO MANAGER

July 2000

--------------------------------------------------------------------------------
                                                              Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2000
--------------------------------------------------------------------------------

MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                           VALUE
SHARES                                                                     (000)
---------------------------------------------------------------------------------

INVESTMENTS (98.0%)
U.S. FIXED INCOME FUNDS (47.0%)
 68,749    MAS High Yield Portfolio, Institutional Class ..............    $  572
265,645    MAS Intermediate Duration Portfolio, Institutional Class ...     2,532
                                                                           ------
                                                                            3,104
                                                                           ------
INTERNATIONAL FIXED INCOME FUNDS (1.0%)
 21,360    MSDWIF Emerging Markets Debt Portfolio, Class A.............        69
                                                                           ------
U.S. EQUITY FUNDS (34.4%)
  7,839    MAS Mid Cap Value Portfolio, Institutional Class............       183
  2,895    MAS Small Cap Growth Portfolio, Institutional Class ........       150
 36,109    MSDWIF Equity Growth Portfolio, Class A.....................       961
 37,757    MSDWIF U.S. Equity Plus Portfolio, Class A..................       456
 52,789    MSDWIF Value Equity Portfolio, Class A......................       521
                                                                           ------
                                                                            2,271
                                                                           ------
INTERNATIONAL EQUITY FUNDS (15.6%)
 49,403    MSDWIF Active International Allocation Portfolio,
             Class A...................................................       656
  4,425    MSDWIF Asian Equity Portfolio, Class A......................        57
 24,106    MSDWIF International Magnum Portfolio, Class A..............       321
                                                                           ------
                                                                            1,034
                                                                           ------
TOTAL INVESTMENTS (98.0%) (Cost $6,383)................................     6,478
OTHER ASSETS AND LIABILITIES -- NET (2.0%).............................       131
                                                                           ------
NET ASSETS (100%)......................................................    $6,609
                                                                           ======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT JUNE 30, 2000)
-----------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income           15.6%
U.S. Equity                 48.8%
International Equity        34.0%
International Fixed Income   1.0%
Other                        0.6%

PERFORMANCE COMPARED TO THE MSCI WORLD INDEX
AND THE COMPOSITE INDEX(1)
---------------------------------------------

                                      TOTAL RETURNS(2)
                        --------------------------------------------
                                                         AVERAGE
                                                         ANNUAL
                             YTD         ONE YEAR    SINCE INCEPTION
                        --------------   ---------   ---------------
PORTFOLIO--CLASS A....          -0.08%    18.80%         16.18%
PORTFOLIO--CLASS B....          -0.16     18.44          15.93
MSCI WORLD INDEX......          -2.56     12.19          18.07
COMPOSITE INDEX.......          -0.81     11.07          15.03

1. The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/ Pacific region, including dividends. The Composite Index is comprised of 50% of the Russell 3000 Index, 25% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, 15% of the Lehman Aggregate Bond Index and 10% of the IFC Investable Emerging Markets Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Aggressive Portfolio seeks the highest level of long-term capital appreciation that is consistent with a relatively high level of risk primarily through investment in certain equity portfolios, and, to a lesser degree, certain fixed income portfolios of the Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") Class A shares and the MAS Funds Institutional Class shares. The Portfolio's assets are normally allocated within the range of 80%-90% equities and 10%-20% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the invested performance of the underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying Funds.

For the six months ended June 30, 2000, the Portfolio had a total return of -0.08% for Class A shares and -0.16% for Class B shares compared to -2.56% for the MSCI World Index and -0.81% for the Composite Index. For the one year ended June 30, 2000, the Portfolio had a total return of 18.80% for the Class A shares and 18.44% for the Class B shares compared to 12.19% for the MSCI World Index and 11.07% for the Composite Index. For the period from inception on December 31, 1997 through June 30, 2000, the Portfolio had an average annual total return of 16.18% for the Class A shares and 15.93% for the Class B shares compared to 18.07% for the MSCI World Index and 15.03% for the Composite Index.

Our asset allocation in the first half of 2000 modestly overweight equities while underweighting fixed income. We started the year with a strong growth orientation within equities, then began increasing exposure to value late in the first quarter. We also maintained our overweight position in non-U.S. equities. As of June 30, our allocation to U.S. equity funds was 48.8%, with a 34.0% allocation to non-U.S. equity funds, including emerging markets. Our exposure to U.S. fixed income funds was 15.6%.

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO (CONT.)

The outperformance of the Portfolio was primarily due to strong security selection within the underlying mutual funds and secondarily to successful marginal allocation decisions. The MSDWIF Equity Growth Portfolio which represented nearly 17.9% of the Portfolio, was the largest contributor to outperformance, returning 6.14% year-to-date through June 30, exceeding the -0.4% return for the S&P 500 Index. In addition, the increased exposure to the MSDWIF Value Equity Portfolio from 6% to 10% added favorably to performance as it outperformed the S&P 500 Index by 3.3%. While we took some gains in the MAS Small Cap Growth Portfolio, the near 5% position still had a positive impact on returns as it outperformed the Russell 2000 Index by nearly 100 basis points. The MSDWIF International Magnum Portfolio fell 2.3% year-to-date, outperforming MSCI EAFE, which fell 4.1% for the same period. The MSDWIF International Magnum Portfolio's emphasis on value oriented companies in Europe and underweight in Japanese banks enable the Portfolio to navigate the turbulent markets successfully.

Several allocation and security selection strategies partially offset the positive effects described above. On the security selection side, the MSDWIF U.S. Equity Plus Portfolio was a significant detraction from performance, returning -2.19% year-to-date, lagging the -0.4% return for the S&P 500 Index. The MAS Fixed Income Portfolio also underperformed its benchmark, returning 3.1%, behind the Salomon Broad Investment Grade Index, which rose 3.9%. Lastly, both the MAS Mid Cap Growth and MAS Mid Cap Value Portfolios which represented 10% of the Portfolio underperformed the S&P Mid Cap Index by over 250 basis points. On the allocation side, an opportunistic allocation to the MSDWIF Asian Equity Portfolio detracted from performance as the Portfolio fell 9.73% in the first half. Although Asian markets continue to experience strong economic growth, their positive fundamentals were overwhelmed by NASDAQ's gyrations.

Our investment strategy continues to have a neutral position in overall equity exposure, with a slightly higher growth orientation relative to our increased positions in value. Within U.S. equities, we are holding core positions in MSDWIF Equity Growth and MSDWIF Value Equity Portfolios, as well as the
MAS Small Cap Growth, MAS Mid Cap Growth and MAS Mid Cap Value Portfolios. We maintain a slightly overweighted position to non-U.S. equity markets as we expected these economies to surpass the U.S. in the year 2000. Within
U.S. fixed income, we have reduced duration slightly with the addition of the MAS Limited Duration Portfolio, as we feel long bonds are at fair value after the rally in June. We continue to hold an opportunistic allocation to emerging market debt, as we expect continued strong economic performance in this region.

Francine J. Bovich
PORTFOLIO MANAGER

July 2000

--------------------------------------------------------------------------------
Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2000
--------------------------------------------------------------------------------

AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                           VALUE
SHARES                                                                     (000)
---------------------------------------------------------------------------------

INVESTMENTS (99.4%)
U.S. EQUITY FUNDS (48.8%)
 13,540    MAS Mid Cap Growth Portfolio, Institutional Class ..........    $  447
 11,650    MAS Mid Cap Value Portfolio, Institutional Class ...........       272
  6,861    MAS Small Cap Growth Portfolio, Institutional Class ........       356
 48,711    MSDWIF Equity Growth Portfolio, Class A.....................     1,297
 36,675    MSDWIF U.S. Equity Plus Portfolio, Class A..................       443
 74,318    MSDWIF Value Equity Portfolio, Class A......................       733
                                                                           ------
                                                                            3,548
                                                                           ------
INTERNATIONAL EQUITY FUNDS (34.0%)
 87,628    MSDWIF Active International Allocation Portfolio,
             Class A...................................................     1,164
  4,765    MSDWIF Asian Equity Portfolio, Class A......................        62
 37,147    MSDWIF Emerging Markets Portfolio, Class A..................       682
 42,293    MSDWIF International Magnum Portfolio, Class A..............       563
                                                                           ------
                                                                            2,471
                                                                           ------
U.S. FIXED INCOME FUNDS (15.6%)
 90,057    MAS Fixed Income Portfolio, Institutional Class ............       996
 13,903    MAS Limited Duration Portfolio, Institutional Class.........       140
                                                                           ------
                                                                            1,136
                                                                           ------
INTERNATIONAL FIXED INCOME FUNDS (1.0%)
 21,360    MSDWIF Emerging Markets Debt Portfolio, Class A.............        68
                                                                           ------
TOTAL INVESTMENTS (99.4%) (Cost $6,591)................................     7,223
OTHER ASSETS AND LIABILITIES -- NET (0.6%).............................        43
                                                                           ------
NET ASSETS (100%)......................................................    $7,266
                                                                           ======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                  CONSERVATIVE            MODERATE             AGGRESSIVE
                                                                   PORTFOLIO              PORTFOLIO             PORTFOLIO
                                                                     (000)                  (000)                 (000)
--------------------------------------------------------------------------------------------------------------------------

ASSETS
  Investments, at Cost......................................         $2,956                $6,383                $6,591
==========================================================================================================================
  Investments, at Value.....................................         $2,930                $6,478                $7,223
  Cash......................................................             16                    89                    16
  Receivable for Investment Sold............................             73                   156                   241
  Deferred Organization Costs...............................             49                    49                    49
  Receivable from Investment Adviser........................             13                    16                    18
--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS................................................          3,081                 6,788                 7,547
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Payable for Investments Purchased.........................             --                  (137)                 (240)
  Payable for Shares Redeemed...............................             --                    (1)                   (2)
  Professional Fees Payable.................................            (19)                  (22)                  (23)
  Shareholder Reporting Fees Payable........................            (11)                  (16)                  (13)
  Custodian Fees Payable....................................             (2)                   (3)                   (3)
--------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES...........................................            (32)                 (179)                 (281)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS..................................................         $3,049                $6,609                $7,266
==========================================================================================================================
NET ASSETS CONSIST OF:
  Paid in Capital...........................................         $3,055                $6,434                $6,340
  Undistributed (Accumulated) Net Investment Income
    (Loss)..................................................            (33)                   88                    10
  Accumulated Net Realized Gain (Loss)......................             53                    (8)                  284
  Unrealized Appreciation (Depreciation) on Investments.....            (26)                   95                   632
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS..................................................         $3,049                $6,609                $7,266
==========================================================================================================================
CLASS A:
------------------------------------------------------------
NET ASSETS..................................................         $2,440                $5,954                $6,519
SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
  (Authorized 1,500,000 shares).............................            238                   555                   530
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................................         $10.22                $10.72                $12.29
==========================================================================================================================
CLASS B:
------------------------------------------------------------
NET ASSETS..................................................         $  609                $  655                $  747
SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
  (Authorized 1,500,000 shares).............................             60                    61                    61
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................................         $10.20                $10.70                $12.28
==========================================================================================================================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                  CONSERVATIVE            MODERATE             AGGRESSIVE
                                                                   PORTFOLIO              PORTFOLIO             PORTFOLIO
                                                                     (000)                  (000)                 (000)
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends from Underlying Funds...........................          $ 86                  $ 94                  $  18
  Interest..................................................            --                    --                      1
--------------------------------------------------------------------------------------------------------------------------
     Total Income...........................................            86                    94                     19
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Administrative Fees:
     Basic Fee..............................................             5                     7                      8
     Less: Fees Waived......................................            (5)                   (7)                    (8)
                                                                      ----                  ----                  -----
                                                                        --                    --                     --
 Filing and Registration Fees...............................            20                    18                     19
 Amortization of Organizational Costs.......................            10                    10                     10
 Shareholder Reporting......................................             8                    12                     11
 Professional Fees..........................................             2                     7                      9
 Custodian Fees.............................................             2                     3                      5
 Distribution Fees on Class B Shares........................             1                     1                      1
 Other Expenses.............................................             2                     2                      1
 Expenses Reimbursed by Adviser.............................           (39)                  (45)                   (44)
--------------------------------------------------------------------------------------------------------------------------
    Total Net Expenses......................................             6                     8                     12
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................            80                    86                      7
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS):
  Investments Sold..........................................           (31)                   22                    201
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
  Investments...............................................            (5)                  (88)                  (226)
--------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)...............................           (36)                  (66)                   (25)
--------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................          $ 44                  $ 20                  $ (18)
==========================================================================================================================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   CONSERVATIVE                       MODERATE                        AGGRESSIVE
                                     PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                          -------------------------------  -------------------------------  -------------------------------
                          SIX MONTHS          YEAR         SIX MONTHS          YEAR         SIX MONTHS          YEAR
                             ENDED           ENDED            ENDED           ENDED            ENDED           ENDED
                          JUNE 30, 2000    DECEMBER 31,    JUNE 30, 2000    DECEMBER 31,    JUNE 30, 2000    DECEMBER 31,
                          (UNAUDITED)         1999         (UNAUDITED)         1999         (UNAUDITED)         1999
                             (000)           (000)            (000)           (000)            (000)           (000)
---------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net Investment
    Income..............      $    80         $   233          $    86         $   218          $     7         $    75
  Net Realized
    Gain/(Loss).........          (31)            156               22             497              201             884
  Change in Unrealized
    Appreciation
    (Depreciation)......           (5)             (9)             (88)            187             (226)            807
---------------------------------------------------------------------------------------------------------------------------
  Net Increase
    (Decrease) in Net
    Assets Resulting
    from Operations.....           44             380               20             902              (18)          1,766
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  CLASS A:
  Net Investment
    Income..............           --            (298)              --            (419)              --            (382)
  Net Realized Gain.....           --             (54)              --            (220)              --            (382)
  In Excess of Net
    Realized Gain.......           --             (27)              --             (28)              --              --
  CLASS B:
  Net Investment
    Income..............           --             (40)              --             (47)              --             (44)
  Net Realized Gain.....           --              (7)              --             (26)              --             (46)
  In Excess of Net
    Realized Gain.......           --              (4)              --              (3)              --              --
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions...           --            (430)              --            (743)              --            (854)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:(1)
  CLASS A:
  Subscribed............        1,650           2,969            1,371           2,574            2,895           2,464
  Distributions
    Reinvested..........           --             378               --             667               --             764
  Redeemed..............       (3,661)         (2,029)          (1,156)         (2,248)          (2,559)         (2,035)
  CLASS B:
  Distributions
    Reinvested..........           --              52               --              76               --              90
---------------------------------------------------------------------------------------------------------------------------
  Net Increase
    (Decrease) in
    Capital Share
    Transactions........       (2,011)          1,370              215           1,069              336           1,283
---------------------------------------------------------------------------------------------------------------------------
  Total Increase
    (Decrease) in Net
    Assets..............       (1,967)          1,320              235           1,228              318           2,195
NET ASSETS:
  Beginning of Period...        5,016           3,696            6,374           5,146            6,948           4,753
---------------------------------------------------------------------------------------------------------------------------
  End of Period.........      $ 3,049         $ 5,016          $ 6,609         $ 6,374          $ 7,266         $ 6,948
===========================================================================================================================
  Undistributed net
    investment income/
    accumulated net
    investment loss
    included in end of
    period net assets...      $   (33)        $  (113)         $    88         $     2          $    10         $     3
---------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE
  TRANSACTIONS:
   CLASS A:
   Shares Subscribed....          163             283              129             236              236             214
   Shares Issued on
     Reinvesting
     Distributions......           --              38               --              64               --              65
   Shares Redeemed......         (363)           (191)            (109)           (202)            (210)           (175)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase
     (Decrease) in
     Class A Shares
     Outstanding........         (200)            130               20              98               26             104
===========================================================================================================================
   CLASS B:
   Shares Issued on
     Reinvesting
     Distributions......           --               5               --               7               --               8
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in
     Class B Shares
     Outstanding........           --               5               --               7               --               8
---------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                              JUNE 30, 2000           YEAR ENDED            YEAR ENDED           ONE DAY ENDED
                                               (UNAUDITED)        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 10.09               $ 10.18               $ 10.00                $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.08                  0.56                  0.35                     --
  Net Realized and Unrealized Gain......            0.05                  0.31                  0.42                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations....            0.13                  0.87                  0.77                     --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................              --                 (0.76)                (0.46)                    --
  Net Realized Gain.....................              --                 (0.13)                (0.11)                    --
  In Excess of Net Realized Gain........              --                 (0.07)                (0.02)                    --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.................              --                 (0.96)                (0.59)                    --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........         $ 10.22               $ 10.09               $ 10.18                $ 10.00
=================================================================================================================================
TOTAL RETURN............................            1.29%                 8.69%                 7.76%                  0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...         $ 2,440               $ 4,414               $ 3,141                $   517
Ratio of Expenses to Average Net Assets
  (1)...................................            0.27%(a)              0.31%                 0.32%                  0.00%(a)
Investment Income to Average Net Assets
  (1) ..................................            4.11%(a)              5.02%                 5.31%                  0.00%(a)
Portfolio Turnover......................              32%                   61%                  129%                     0%
--------------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income............................         $  0.04               $  0.27               $  0.27                $  0.00
    Ratios Before Expense Limitation:
    Expenses to Average Net Assets......            2.48%(a)              2.74%                 4.45%                  0.00%(a)
    Net Invetment Income to Average Net
      Assets............................            1.91%(a)              2.59%                 1.21%                  0.00%(a)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                              JUNE 30, 2000           YEAR ENDED            YEAR ENDED           ONE DAY ENDED
                                               (UNAUDITED)        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 10.08               $ 10.18               $ 10.00                $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.20                  0.50                  0.52                     --
  Net Realized and Unrealized Gain......           (0.08)                 0.33                  0.23                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations....            0.12                  0.83                  0.75                     --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................              --                 (0.73)                (0.44)                    --
  Net Realized Gain.....................              --                 (0.13)                (0.11)                    --
  In Excess of Net Realized Gain........              --                 (0.07)                (0.02)                    --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.................              --                 (0.93)                (0.57)                    --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........         $ 10.20               $ 10.08               $ 10.18                $ 10.00
=================================================================================================================================
TOTAL RETURN............................            1.19%                 8.33%                 7.52%                  0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
    (Thousands).........................         $   609               $   602               $   555                $   516
  Ratio of Expenses to Average Net
    Assets (2) .........................            0.54%(a)              0.56%                 0.57%                  0.00%(a)
  Investment Income to Average Net
    Assets (2) .........................            4.08%(a)              4.73%                 5.06%                  0.00%(a)
  Portfolio Turnover....................              32%                   61%                  129%                     0%
--------------------------------
  (2) Effect of Voluntary Expense
    Limitation During the Period:
      Per Share Benefit to Net
        Investment Income...............         $  0.14               $  0.25               $  0.42                $  0.00
  Ratios Before Expense Limitiation:
      Expenses to Average Net Assets....            3.26%(a)              2.90%                 4.70%                  0.00%(a)
      Net Investment Income to Average
        Net Assets......................            1.38%(a)              2.39%                 0.96%                  0.00%(a)

--------------------------------------------------------------------------------

 *  Commencement of operations
(a) Annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED         YEAR ENDED
                                              JUNE 30, 2000          DECEMBER 31,           YEAR ENDED           ONE DAY ENDED
                                               (UNAUDITED)              1999+           DECEMBER 31, 1998     DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 10.69               $ 10.49               $ 10.00                $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.14                  0.39                  0.28                     --
  Net Realized and Unrealized Gain......           (0.11)                 1.23                  0.71                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations....            0.03                  1.62                  0.99                     --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................              --                 (0.89)                (0.43)                    --
  Net Realized Gain.....................              --                 (0.47)                (0.03)                    --
  In Excess of Net Realized Gain........              --                 (0.06)                (0.04)                    --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.................              --                 (1.42)                (0.50)                    --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........         $ 10.72               $ 10.69               $ 10.49                $ 10.00
=================================================================================================================================
TOTAL RETURN............................            0.28%                15.79%                 9.93%                  0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...         $ 5,954               $ 5,720               $ 4,580                $   517
Ratio of Expenses to Average Net Assets
  (1)...................................            0.22%(a)              0.23%                 0.25%                  0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (1)................            2.71%(a)              3.59%                 4.26%                  0.00%(a)
Portfolio Turnover......................              35%                   87%                  139%                     0%
--------------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income............................         $  0.08               $  0.26               $  0.22                $  0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets......            1.84%(a)              2.58%                 3.63%                  0.00%(a)
    Net Investment Income to Average Net
      Assets............................            1.10%(a)              1.23%                 0.88%                  0.00%(a)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED         YEAR ENDED
                                              JUNE 30, 2000          DECEMBER 31,           YEAR ENDED           ONE DAY ENDED
                                               (UNAUDITED)              1999+           DECEMBER 31, 1998     DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 10.68               $ 10.48               $ 10.00                $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.13                  0.37                  0.42                     --
  Net Realized and Unrealized Gain......           (0.11)                 1.23                  0.53                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations....            0.02                  1.60                  0.95                     --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................              --                 (0.87)                (0.40)                    --
  Net Realized Gain.....................              --                 (0.47)                (0.03)                    --
  In Excess of Net Realized Gain........              --                 (0.06)                (0.04)                    --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.................              --                 (1.40)                (0.47)                    --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........         $ 10.70               $ 10.68               $ 10.48                $ 10.00
=================================================================================================================================
TOTAL RETURN............................            0.19%                15.54%                 9.57%                  0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...         $   655               $   654               $   566                $   516
Ratio of Expenses to Average Net Assets
  (2) ..................................            0.47%(a)              0.48%                 0.50%                  0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (2) ...............            2.47%(a)              3.35%                 4.01%                  0.00%(a)
Portfolio Turnover......................              35%                   87%                  139%                     0%
--------------------------------
(2) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income............................         $  0.09               $  0.26               $  0.35                $  0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets......            2.09%(a)              2.81%                 3.88%                  0.00%(a)
    Net Investment Income to Average Net
      Assets............................            0.85%(a)              1.02%                 0.63%                  0.00%(a)

--------------------------------------------------------------------------------

 *  Commencement of operations
(a) Annualized
 + Per share amounts for the year ended December 31, 1999 are based on average shares outstanding.
    The ratios of expense to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                              JUNE 30, 2000           YEAR ENDED            YEAR ENDED           ONE DAY ENDED
                                               (UNAUDITED)        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 12.30               $ 10.49               $ 10.00                $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.01                  0.24                  0.13                     --
  Net Realized and Unrealized Gain......           (0.02)                 3.29                  0.70                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations....           (0.01)                 3.53                  0.83                     --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................              --                 (0.86)                (0.24)                    --
  Net Realized Gain.....................              --                 (0.86)                (0.01)                    --
  In Excess of Net Realized Gain........              --                    --                 (0.09)                    --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.................              --                 (1.72)                (0.34)                    --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........         $ 12.29               $ 12.30               $ 10.49                $ 10.00
=================================================================================================================================
TOTAL RETURN............................           (0.08)%               34.31%                 8.38%                  0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...         $ 6,519               $ 6,200               $ 4,194                $   517
Ratio of Expenses to Average Net Assets
  (1)...................................            0.26%(a)              0.28%                 0.31%                  0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (1)................            0.22%(a)              1.36%                 2.18%                  0.00%(a)
Portfolio Turnover......................              30%                  106%                  188%                     0%
--------------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income............................         $  0.09               $  0.42               $  0.23                $  0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets......            1.83%(a)              2.66%                 4.19%                  0.00%(a)
    Net Investment Income (Loss) to
      Average Net Assets................           (1.27)%(a)            (1.03)%               (1.69)%                 0.00%(a)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                              JUNE 30, 2000           YEAR ENDED            YEAR ENDED           ONE DAY ENDED
                                               (UNAUDITED)        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 12.30               $ 10.50               $ 10.00                $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................              --                  0.19                  0.20                     --
  Net Realized and Unrealized Gain......           (0.02)                 3.30                  0.62                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations....           (0.02)                 3.49                  0.82                     --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................              --                 (0.83)                (0.22)                    --
  Net Realized Gain.....................              --                 (0.86)                (0.01)                    --
  In Excess of Net Realized Gain........              --                    --                 (0.09)                    --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.................              --                 (1.69)                (0.32)                    --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........         $ 12.28               $ 12.30               $ 10.50                $ 10.00
=================================================================================================================================
TOTAL RETURN............................           (0.16)%               33.88%                 8.23%                  0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...         $   747               $   748               $   559                $   516
Ratio of Expenses to Average Net Assets
  (2)...................................            0.51%(a)              0.53%                 0.56%                  0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (2)................           (0.04)%(a)             1.00%                 1.93%                  0.00%(a)
Portfolio Turnover......................              30%                  106%                  188%                     0%
--------------------------------
(2) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income............................         $  0.09               $  0.46               $  0.41                $  0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets......            2.06%(a)              2.93%                 4.44%                  0.00%(a)
    Net Investment Income (Loss) to
      Average Net Assets................           (1.52)%(a)            (1.39)%               (1.94)%                 0.00%(a)

--------------------------------------------------------------------------------

 *  Commencement of operations
(a) Annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a type of mutual fund often described as a "fund of funds." The Fund consists of three separate investment portfolios:
Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio, (each a "Portfolio" and collectively, the "Portfolios") that invest primarily in different combinations of the Class A shares of certain investment portfolios of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") and Institutional Class shares of certain investment portfolios of MAS Funds (each an "Underlying Fund" and collectively, the "Underlying Funds"). The MAS Funds are managed by an affiliate of the Investment Adviser. The Fund currently offers two classes of shares, Class A and Class B shares. Both classes have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The investment objective of the Conservative, Moderate and Aggressive Portfolios is to seek the highest level of long-term total return that is consistent with a relatively conservative level, moderate level or high level of risk, respectively.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Investments in the Underlying Funds are valued at the net asset value per share of the Underlying Fund at the close of each valuation day. Short-term securities with a maturity date of less than 60 days are valued at amortized cost which approximates market value.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. ORGANIZATIONAL COSTS: The Fund incurred organizational costs of approximately $297,000 which have been capitalized and allocated equally to each Portfolio. Such costs are being amortized on a straight line basis over a period of five years beginning on December 31, 1997, the date the Fund commenced operations. Morgan Stanley Dean Witter Investment Management Inc. has agreed that in the event any of its initial shares which comprised the Fund at inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5. OTHER: Realized gains and losses from the sale of the Underlying Funds are determined on the specific identified cost basis. Dividend income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares of a Portfolio based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on investments.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

B. INVESTMENT ADVISER AND ADMINISTRATOR: Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management" or the "Adviser"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., allocates the Portfolios' investments in the Underlying Funds within the applicable ranges for each Portfolio, at no charge, under the terms of an Investment Advisory and Management Agreement (the "Agreement"). The Adviser also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate Chase Global Funds Services Company ("CGFSC"). For such services, the Adviser pays CGFSC a portion of the fee the Adviser receives from the Fund. Certain employees of CGFSC are officers of the Fund.

The Adviser has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses of the Portfolios plus the operating expenses of the Underlying Funds attributable to the shares owned by the Portfolios, expressed as a percentage of average daily net assets, exceed the maximum annual ratios indicated as follows:

                                               MAXIMUM
                                            EXPENSE RATIO
                                         -------------------
PORTFOLIO                                CLASS A    CLASS B
---------                                --------   --------
Conservative Portfolio.................   0.80%      1.05%
Moderate Portfolio.....................   0.90%      1.15%
Aggressive Portfolio...................   1.10%      1.35%

C. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and an affiliate of MSDW Investment Management, serves as the distributor of the Fund and provides Class B shareholders of each applicable Portfolio with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets.

D. CUSTODIAN: Chase serves as the custodian of the investments and cash of the Portfolios.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

E. PURCHASES AND SALES: For the six months ended June 30, 2000, purchases and sales of Underlying Funds were as follows:

                                         PURCHASES     SALES
PORTFOLIO                                  (000)       (000)
---------                                ----------   --------
Conservative Portfolio.................    $1,259      $3,236
Moderate Portfolio.....................     2,447       2,226
Aggressive Portfolio...................     2,393       2,112

For the six months ended June 30, 2000, the Fund had no purchases and sales of long-term U.S. Government securities.

F. OTHER: At June 30, 2000, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                  NET
                                                              UNREALIZED
                                  UNREALIZED    UNREALIZED      APPREC.
                         COST       APPREC.       DEPREC.      (DEPREC.)
PORTFOLIO               (000)        (000)         (000)         (000)
---------              --------   -----------   -----------   -----------
Conservative
 Portfolio...........   $2,956       $ 27          $ (53)        $(26)
Moderate Portfolio...    6,383        261           (166)          95
Aggressive
 Portfolio...........    6,591        665            (33)         632

Certain Portfolios have investments in Underlying Funds which invest in high-yield and/or foreign securities, including emerging markets.

Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. In addition, these investments tend to have thinner trading markets which may result in less availability of price quotations and a risk that amounts realized upon disposition of a security will differ from such quotations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated and U.S. security market transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

--------------------------------------------------------------------------------

CHANGE IN INDEPENDENT ACCOUNTANTS:

On July 5, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund. The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the two most recent fiscal years and through July 5, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years. The Fund, with the approval of its Board of Directors and Audit Committee engaged Ernst & Young LLP as its independent accountants.

--------------------------------------------------------------------------------